Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	BlackRock Funds VI
Central Index Key	dei_EntityCentralIndexKey	0001738080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2018
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A